Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	YEAR ENDED DECEMBER 31,
	2011	2012
Federal statutory income tax rate	34.0%	34.0%
State taxes, net of federal benefit	2.6	2.6
Federal research and development tax credit	1.2	0.0
Change in deferred tax asset valuation allowance	(37.8)	(36.6)

Effective income tax rate	0.0%	0.0%

Net Deferred Tax Assets

Net deferred tax assets as of December 31, 2011 and 2012 consisted of the following:

	DECEMBER 31,
	2011	2012
Net operating loss carry forwards	$78	$388
Capitalized start-up costs	740	1,328
Tax credit carryforwards	52	71
Intangibles, net	2,218	2,605
Other temporary differences	—	479
Capitalized research and development, net	724	3,192
Depreciation	—	2

Total gross deferred tax assets	3,812	8,065
Valuation allowance	(3,812)	(8,065)

Net deferred tax assets	$—	$—

Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2011 and 2012 were as follows:

	YEAR ENDED DECEMBER 31,
	2011	2012
Valuation allowance as of beginning of year	$2,504	$3,812
Decreases recorded as benefit to income tax provision
Increases recorded to income tax provision	1,308	4,253

Valuation allowance as of end of year	$3,812	$8,065